Business Combinations - Schedule of Underlying Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 27, 2025	Jan. 08, 2025	Dec. 31, 2024	Sep. 30, 2024	Aug. 28, 2024	May 09, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill	$ 2,799,108	$ 2,745,351			$ 2,629,183				$ 832,042
Oldham Seals Group Limited
Business Combination [Line Items]
Cash and cash equivalents			$ 10,690
Accounts receivable			1,979
Inventories			2,064
Prepaid expenses and other current assets			524
Property, plant and equipment			4,842
Operating lease right-of-use assets			2,005
Intangible assets			54,532
Goodwill			58,586
Total assets acquired			135,222
Accounts payable			1,651
Operating lease liabilities, current			442
Accrued expenses and other current liabilities			1,308
Operating lease liabilities, noncurrent			1,467
Deferred tax liabilities			14,924
Total liabilities assumed			19,792
Net assets and liabilities			$ 115,430
Spira
Business Combination [Line Items]
Cash and cash equivalents				$ 1,205
Accounts receivable				1,332
Inventories				2,854
Property, plant and equipment				2,635
Operating lease right-of-use assets				3,098
Intangible assets				21,700
Goodwill				27,933
Total assets acquired				60,757
Accounts payable				146
Contract liabilities				1,083
Operating lease liabilities, current				460
Accrued expenses and other current liabilities				305
Operating lease liabilities, noncurrent				2,638
Deferred tax liabilities				5,658
Total liabilities assumed				10,290
Net assets and liabilities				50,467
Spira | Previously Reported [Member]
Business Combination [Line Items]
Property, plant and equipment				$ 2,635
Arxis Businesses
Business Combination [Line Items]
Cash and cash equivalents						$ 46,900
Accounts receivable						139,756
Contract assets						13,837
Inventories						251,426
Prepaid expenses and other current assets						33,734
Property, plant and equipment						334,462
Operating lease right-of-use assets						24,714
Intangible assets						1,797,352
Goodwill						1,778,438
Other assets						39,730
Total assets acquired						4,460,349
Accounts payable						31,380
Contract liabilities, current						4,911
Operating lease liabilities, current						4,420
Debt, current						14,382
Accrued expenses and other current liabilities						97,253
Debt, noncurrent						1,454,776
Contract liabilities, noncurrent						2,435
Operating lease liabilities, noncurrent						19,916
Deferred tax liabilities						306,039
Other long-term liabilities						134,940
Total liabilities assumed						2,070,452
Net assets and liabilities						$ 2,389,897
RMB Products, Inc.
Business Combination [Line Items]
Cash and cash equivalents							$ 1,416
Accounts receivable							3,292
Inventories							5,725
Prepaid expenses and other current assets							2,632
Property, plant and equipment							5,738
Operating lease right-of-use assets							5,991
Intangible assets							17,700
Goodwill							28,871
Total assets acquired							71,365
Accrued expenses and other current liabilities							11,865
Operating lease liabilities, noncurrent							5,726
Deferred tax liabilities							5,156
Total liabilities assumed							22,747
Net assets and liabilities							$ 48,618
M-Wave Design Corporation
Business Combination [Line Items]
Cash and cash equivalents								$ 1,202
Accounts receivable								672
Inventories								423
Property, plant and equipment								56
Intangible assets								9,400
Goodwill								1,675
Total assets acquired								13,428
Accounts payable								101
Contract liabilities								931
Accrued expenses and other current liabilities								38
Total liabilities assumed								1,070
Net assets and liabilities								$ 12,358